Average Annual Total Returns - FidelityMunicipalIncomeFund-RetailPRO - FidelityMunicipalIncomeFund-RetailPRO - Fidelity Municipal Income Fund	Mar. 01, 2024
Fidelity Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.12%
Past 5 years	2.35%
Past 10 years	3.27%
Fidelity Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.12%
Past 5 years	2.28%
Past 10 years	3.14%
Fidelity Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.43%
Past 5 years	2.44%
Past 10 years	3.23%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB083
Average Annual Return:
Past 1 year	6.81%
Past 5 years	2.36%
Past 10 years	3.29%